SHORT TERM LOAN (Details Narrative) - USD ($)	Dec. 28, 2024	Aug. 30, 2024	Aug. 24, 2024	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Borrowed maturity		June 30, 2025	maturity date to February 24, 2025
Original issue amount		$ 223,700	$ 407,000
Loan agreement [member]
IfrsStatementLineItems [Line Items]
Borrowed amount	$ 1,000,000
Borrowed maturity	June 30, 2025
Original issue amount	$ 1,400,000
Original issue discount percentage	28.577%
Interst absolute rate percentage	15.00%
Financing repayment percentage	25.00%
Default payment percentage	150.00%
Compound interest percentage	5.00%
Loan amount				$ 1,000,000